Restatement of Consolidated Financial Statements (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Liabilities and Equity
Warrant liability				$ 833
Total non-current liabilities				3,593	1,718
Total liabilities				38,949	17,454
Additional paid-in capital				9,159	13,375
Retained earnings				89,271	49,547
Total equity				103,976	61,781
Total liabilities and equity				143,396	79,710
Change in fair value of warrant liability				(19,714)
Income before income tax				50,632	26,594
Net income				48,959	26,403
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders				48,990	26,323
Comprehensive income				55,454	25,429
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders				$ 55,458	$ 25,355
Earnings per ordinary share
Basic				$ 0.91	$ 0.64
Dilutive				$ 0.83	$ 0.57
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income				$ 48,959	$ 26,403
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities				8,741	$ 26,092
As previously reported [Member]
Liabilities and Equity
Warrant liability
Total non-current liabilities	2,596	2,759	2,596	2,760
Total liabilities	24,116	23,473	24,116	38,116
Additional paid-in capital	14,365	11,573	14,365	20,657
Retained earnings	61,525	52,448	61,525	78,606
Total equity	74,152	62,210	74,152	105,280
Total liabilities and equity	98,268	85,683	98,268	143,396
Change in fair value of warrant liability
Total other income				249
Income before income tax	8,581	2,837	11,420	30,918
Net income	9,040	2,841	11,884	29,245
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	9,076	2,901	11,978	29,276
Comprehensive income	9,148	1,755	10,905	35,740
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ 9,183	$ 1,822	$ 11,007	$ 35,744
Earnings per ordinary share
Basic	$ 0.17	$ 0.06	$ 0.24	$ 0.54
Dilutive	$ 0.16	$ 0.06	$ 0.23	$ 0.5
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 9,040	$ 2,841	$ 11,884	$ 29,245
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of warrant liability
Net cash provided by operating activities		(1,118)	(1,006)	8,741
Restatement Impacts [Member]
Liabilities and Equity
Warrant liability	2,333	2,429	2,333	833
Total non-current liabilities	2,333	2,429	2,333	833
Total liabilities	2,333	2,429	2,333	833
Additional paid-in capital	(11,498)	(11,498)	(11,498)	(11,498)
Retained earnings	9,165	9,069	9,165	10,665
Total equity	(2,333)	(2,429)	(2,333)	(833)
Total liabilities and equity
Change in fair value of warrant liability	(95)	(18,117)	(18,213)	(19,714)
Total other income				19,714
Income before income tax	95	18,117	18,213	19,714
Net income	95	18,117	18,213	19,714
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	95	18,117	18,213	19,714
Comprehensive income	95	18,117	18,213	19,714
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ 95	$ 18,117	$ 18,213	$ 19,714
Earnings per ordinary share
Basic		$ 0.40	$ 0.36	$ 0.37
Dilutive		$ 0.35	$ 0.36	$ 0.33
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 95	$ 18,117	$ 18,213	$ 19,714
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of warrant liability				(19,714)
Net cash provided by operating activities
As Restated [Member]
Liabilities and Equity
Warrant liability	2,333	2,429	2,333	833
Total non-current liabilities	4,929	5,188	4,929	3,593
Total liabilities	26,449	25,902	26,449	38,949
Additional paid-in capital	2,867	75	2,867	9,159
Retained earnings	70,690	61,517	70,690	89,271
Total equity	71,819	59,781	71,819	104,447
Total liabilities and equity	98,268	85,683	98,268	143,396
Change in fair value of warrant liability	(95)	(18,117)	(18,213)	(19,714)
Total other income				19,963
Income before income tax	8,676	20,954	29,633	50,632
Net income	9,135	20,959	30,097	48,959
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	9,171	21,018	30,191	48,990
Comprehensive income	9,243	19,872	29,118	55,454
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ 9,278	$ 19,939	$ 29,220	$ 55,458
Earnings per ordinary share
Basic	$ 0.17	$ 0.46	$ 0.6	$ 0.91
Dilutive	$ 0.16	$ 0.41	$ 0.59	$ 0.83
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 9,135	$ 20,959	$ 30,097	$ 48,959
Adjustments to reconcile net income to net cash provided by operating activities:
Change in fair value of warrant liability				(19,714)
Net cash provided by operating activities		$ (1,118)	$ (1,006)	$ 8,741